OTHER LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2020
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of other liabilities

(US $ millions)	Note	Dec 31, 2020	Dec 31, 2019
Defined benefit pension obligations	11	$18	$16
Lease obligations		13	12
Accrued employee benefits	15	8	6
Reforestation obligations		5	4
Unrealized monetary hedge loss	19	—	1
Other		—	1
		$44	$40